ACQUISITION	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
ACQUISITION
7.
ACQUISITION

On April 30, 2021, the Group acquired 95% equity interests in Shanghai Bweenet for a total consideration of RMB95,000. Such consideration is transferred through cash of RMB8,513 to certain original shareholders and a series of capital injection amounting to RMB86,487 into Shanghai Bweenet during 2021. As a result of above acquisition, the Group was expected to diversify its business portfolio.

The acquisition of Shanghai Bweenet had been accounted for as a business combination and the results of operations of Shanghai Bweenet have been included in the Group’s financial statements from the acquisition date. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on an independent valuation report and management’s experiences with similar assets and liabilities.

The allocation of the purchase price is as follows:

Amount
RMB
Cash and cash equivalents	1,145
Accounts receivable	39,952
Inventories	38,590
Prepaid expenses and other current assets	37,474
Short-term loan	(4,000)
Accounts payable	(12,994)
Payroll and welfare payables	(337)
Tax payables	3,600
Accrued expenses and other current liabilities	(3,430)
Noncontrolling interests	(5,000)
Total Consideration	95,000

Shanghai Bweenet’s net revenue and net loss, included in the Group’s consolidated statements of operations and comprehensive income, for the year ended December 31, 2021 are RMB26,837 and RMB1,744 since the acquisition date.

Prior to the acquisition, Shanghai Bweenet did not prepare its financial statements in accordance with US GAAP. The Group determined that the cost of reconstructing the financial statement of Shanghai Bweenet for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance and a comparison of Shanghai Bweenet’s and the Group’s financial performance for the fiscal year prior to the acquisition, the Group did not consider Shanghai Bweenet on its own to be material to the Group. Thus, the Group’s management decided not to present such pro forma financial information with respect to the results of operations of the Group for the business combination.